Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2023
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries	Consolidation of subsidiaries

As of December 31, 2023
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

Pagseguro Brazil	43,589,543	34,397,103	9,192,440	1,165,003	99.99	Direct
BS Holding	834,565	225	834,340	69,071	100.00	Direct
Pagseg Participações	2,114,250	871	2,113,379	83,101	99.99	Direct
Pagseguro Holding	4,369	2,351	2,018	(3,120)	99.99	Direct
Pag Participações	430,782	272,154	158,628	3,139	99.99	Indirect
Paginvest Corretora	16,252	276	15,976	964	99.99	Indirect
Net+Phone	536,583	121,535	415,048	72,634	99.99	Indirect
PagSeguro Tecnologia	1,123,363	891,623	231,740	2,990	99.99	Indirect
BCPS	2,247	44	2,203	217	99.99	Indirect
BSEC	1,514,756	1,469,978	44,778	30,334	99.99	Indirect
Biva Serviços	146,606	101,001	45,605	3,726	99.99	Indirect
FIDC	5,324,969	728,280	4,596,689	2,460,443	100.00	Indirect
TILIX	51,473	2,185	49,288	4,257	99.99	Indirect
BancoSeguro	30,858,054	30,061,363	796,691	67,656	100.00	Indirect
Yamí	135,126	100,968	34,158	193	99.99	Indirect
CDS	210,517	200,403	10,114	401	99.99	Indirect
ZYGO	215,856	152,082	63,774	3,282	99.99	Indirect
MOIP	666,847	544,695	122,152	(8,618)	100.00	Indirect
Concil	317,283	303,640	13,643	5,150	100.00	Indirect
Netpos	5,246	2,837	2,409	2,689	100.00	Indirect
PagSeguro Chile	7,807	8,092	(285)	(1,309)	100.00	Indirect
PagSeguro Colombia	5,585	5,122	463	(403)	100.00	Indirect
PSGP México	1,590	2,387	(797)	(1,003)	100.00	Indirect
PagSeguro Peru	2,967	1,330	1,637	(615)	100.00	Indirect

	As of December 31, 2022
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	28,149,503	18,821,951	9,327,552	1,065,582	99.99	Direct
BS Holding	771,011	5,198	765,813	27,156	99.99	Direct
Pagseg Participações	781,745	871	780,874	76,549	99.99	Direct
Pagseguro Holding	3,269	1,365	1,904	(1,681)	99.99	Direct
Pag Participações	165,265	9,775	155,490	(15,178)	99.99	Indirect
Paginvest	2,016	4	2,012	12	99.99	Indirect
Net+Phone	467,890	125,476	342,414	70,491	99.99	Indirect
Pagseguro Tecnologia	363,377	134,468	228,909	15,880	99.99	Indirect
BCPS	1,916	(41)	1,957	486	99.99	Indirect
Biva Sec	1,840,045	1,825,459	14,586	7,491	99.99	Indirect
Biva Serviços	68,164	26,240	41,924	4,676	99.99	Indirect
Biva Corban	1,247	(16,181)	17,428	1,674	99.99	Indirect
FIDC	5,122,004	792,391	4,329,613	2,211,249	100.00	Indirect
TILIX	46,888	34,357	12,531	132	99.99	Indirect
BancoSeguro	22,238,338	21,509,017	729,321	16,676	100.00	Indirect
Yamí	34,796	33,331	1,465	(1,261)	99.99	Indirect
Registra Seguro	5,000	23	4,977	(23)	99.99	Indirect
CDS	10,192	479	9,713	239	99.99	Indirect
ZYGO	70,940	10,448	60,492	(11,242)	99.99	Indirect
MOIP	686,496	555,713	130,783	(60,439)	100.00	Indirect
Concil	11,315	2,823	8,492	(6,317)	100.00	Indirect
Pagseguro Chile	1,092	684	408	(626)	100.00	Indirect
Pagseguro Colombia	968	751	217	(764)	100.00	Indirect
PSGP México	1,118	973	145	(867)	100.00	Indirect
Pagseguro Peru	906	772	134	789	100.00	Indirect
Subsidiaries are engaged in providing financial technology solutions and services and the corresponding related activities. Pagseguro Brazil has investments in the following companies:
•Biva Sec: The company’s main objective is to acquire and securitize credit solutions of PagSeguro Group, such as, loans and credit card operation.
•FIDC: FIDC is a Brazilian investment fund that was formed on October 4, 2017 to finance the growth of PagSeguro Brazil’s early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil, as assignor. PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.
On March 29, 2018, third party investors contributed capital in the amount of R$20 million in FIDC, acquiring only senior and mezzanine quotas of the FIDC. On November 3, 2020 and November 1, 2021, the third party investors redeemed all of their capital related to the senior quotas and mezzanine quotas. On December 27, 2021 PagSeguro Brazil transferred 15% of their subordinated quotas to PagSeguro Digital. In October 2022, 100,000 new senior shares of the FIDC were issued with a nominal value of R$1,000 each, totaling R$100 million with third party investors and registered as other liabilities in PagSeguro Group. As of December 31, 2023, 100% of subordinated quotas are owned by the PagSeguro Group.
•RegistraSeguro: On October 2, 2019, PagSeguro Brazil constituted RegistraSeguro by investing R$5,000 in share capital. The company provides financial services and software developments related to financial market. On July, 2023 was incorporated by PagSeguro Brazil.
•MOIP: On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital of MOIP. The company provides an online payment platform and end-to-end payment processing for e-commerce and marketplaces. In August, 2023, MOIP’s customer portfolio was migrated to PagSeguro Brazil to take advantage the structure in technology that the Group has, develop better conditions for customers and as part of strategy of the PagSeguro Group to bring more synergy in the business.
•Concil: On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital of Concil. The company's corporate purpose is to provide professional data processing services, application service providers, internet hosting services, technical support, maintenance and other services in information technology, licensing, and assignment of the right to use computing.
•Netpos Serviços de Informática S.A. (“Netpos”): On July 18, 2023, PagSeguro Brazil acquired 90%, in addition to the 10% previously acquired and obtained 100% of the share capital of the company. Netpos’s main activity is software and hardware solutions focused on developing better business management conditions. More details in note 11.
•PagSeg: On July 15, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeguro Digital, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. PagSeg subsidiaries are:
◦Net+Phone: The company was mainly engaged to concentrate HUBs strategy to attendance our costumers.
◦BCPS: BCPS’s main activity is to serve as PagSeguro Tecnologia’s hub in Portugal and to handle part of its account management.
◦PagSeguro Tecnologia: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.
◦CDS: On August 31, 2020, PagSeguro Brazil acquired 100% of the issued shares of CDS. Payroll loans credit operations were offered by CDS and are now is offered by BancoSeguro.
◦Biva Serviços: whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform.
•Pag Participações: On October 22, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeg, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. Pag Participações subsidiaries are:
◦TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C (business to consumer) and B2B (business to business).
◦YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The company provides a back-office platform for e-commerce and marketplace.
◦Zygo: On July 23, 2020, PagSeguro Brazil acquired 100% of the issued shares of Zygo. ZYGO is a multisided customer engagement and loyalty platform that enables micro, small and medium sized merchants to acquire, engage and grow their customer base by offering customized marketing and loyalty programs and providing consumer insights and analytics.
•BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. BS Holding subsidiaries are:
◦BancoSeguro holds a license to provide financial services and its main products are the deposits of Pagseguro Group customers and the service offering of banking solutions for other companies in the Group.
◦PagInvest: On May 13, 2022, BS Holding was constituted by the Company by investing R$2,000 in share capital. The company provides financial services related to financial market. In March, 2023, was approved by Brazilian Central Bank the amount of R$13,000 totaling the inicial share capital in the amount of R$15,000.
•PSHC: On March 18, 2021, PagSeguro Group constituted this holding company incorporated under PagSeguro Digital and additionally, in third quarter of 2021, Pagseguro Group established four new subsidiaries under PSHC.
◦Pagseguro Chile, Pagseguro Colombia, Pagseguro Peru and PSGP Mexico. Their main objective is to develop all kinds of operations directly or indirectly related to the creation, implementations, and maintenance of technological platforms for payments and especially about e-commerce or the internet in their countries. They may act, directly or indirectly as a facilitator and/or agent within payment systems and digital and electronic payment ecosystems.